Earnings Per Share Attributable To Ordinary Equity Holders of The Parent - Summary of weighted average shares (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class A Ordinary Shares [Member]
Shares:
Weighted average number of ordinary shares	62,327,851	57,474,495	16,112,737
Total shares	62,327,851	58,966,142	16,117,254
Class A Ordinary Shares [Member] | Warrants [member]
Shares:
Effect of dilution – weighted average number of ordinary shares			864
Class A Ordinary Shares [Member] | Convertible Bond [member]
Shares:
Effect of dilution – weighted average number of ordinary shares		1,491,647	3,653
Class B Ordinary Shares [Member]
Shares:
Weighted average number of ordinary shares	165,665,944	186,987,093	200,148,822
Total shares	165,665,944	186,987,093	200,204,936
Class B Ordinary Shares [Member] | Warrants [member]
Shares:
Effect of dilution – weighted average number of ordinary shares			10,728
Class B Ordinary Shares [Member] | Convertible Bond [member]
Shares:
Effect of dilution – weighted average number of ordinary shares			45,386